Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets related to:
Expenses not yet deducted for tax purposes	$ 276,845	$ 248,382
Operating lease liabilities	281,853
Pension liability not yet deducted for tax purposes	261,909	277,929
Capital loss	18,317	11,944
Net operating loss	38,445	29,785
Net deferred tax assets, gross	877,369	568,040
Deferred tax liabilities related to:
Employee and retiree benefits	215,899	218,019
Inventory	92,577	94,361
Operating lease assets	274,630
Other intangible assets	343,649	289,897
Property, plant and equipment	63,518	68,122
Other	38,936	32,947
Deferred tax liabilities, total	1,029,209	703,346
Net deferred tax liability before valuation allowance	(151,840)	(135,306)
Valuation allowance	(35,282)	(26,095)
Total net deferred tax liability	$ (187,122)	$ (161,401)